Chartered-in Vessels (Tables)	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Capital Lease Obligations
Capital Leases

	December 31, 2018 $	December 31, 2017 $
LNG Carriers	1,274,569	961,711
Suezmax Tanker	23,987	49,838
Total obligations related to capital leases	1,298,556	1,011,549
Less current portion	(81,219)	(106,946)
Long-term obligations related to capital leases	1,217,337	904,603

Commitment Under Capital Leases
As at December 31, 2018, the remaining commitments related to the eight capital leases for the Partnership's LNG carriers, including the related purchase obligations, approximated $1.7 billion, including imputed interest of $435.3 million, repayable from 2019 through 2028, as indicated below:

Year	Commitment
2019	$119,517
2020	$118,685
2021	$117,772
2022	$116,978
2023	$116,338
Thereafter	$1,120,670

Schedule of Operating Leases
Operating Leases
The minimum estimated charter hire payments for the following two fiscal years, as at December 31, 2018, for the Partnership's chartered-in vessel accounted for as an operating lease were as follows:

	2019	2020
Vessel Charters	$	$
Charters-in – operating leases (i)	23,725	16,055
(i) As at December 31, 2018, the Partnership was chartering in a vessel at a fixed-rate from its 52%-owned joint venture with Marubeni Corporation (or the Teekay LNG-Marubeni Joint Venture) for a period of two years until September 2020. The Partnership recognizes the expense from this charter on a straight-line basis over the firm period of the charter and is presented as time-charter hire expense in the Partnership's consolidated statements of income.

Estimated Future Minimum Rental Payments to be Received and Paid Under the Lease Contracts
As at December 31, 2018, the total estimated future minimum rental payments to be received and paid by the Teekay Tangguh Joint Venture related to the lease contracts are as follows:

Year	Head Lease Receipts (i)	Sublease Payments (i) (ii)
2019	$21,242	$23,875
2020	$21,242	$23,875
2021	$21,242	$23,875
2022	$21,242	$23,875
2023	$21,242	$23,875
Thereafter	$111,611	$125,485
Total	$217,821	$244,860

(i)
The Head Leases are fixed-rate operating leases while the Subleases have a variable-rate component. As at December 31, 2018, the Partnership had received $292.6 million of aggregate Head Lease receipts and had paid $236.3 million of aggregate Sublease payments. The portion of the Head Lease receipts that has not been recognized into earnings is deferred and amortized on a straight-line basis over the lease terms and, as at December 31, 2018, $3.7 million (December 31, 2017 – $3.7 million) and $29.3 million (December 31, 2017 – $33.0 million) of Head Lease receipts had been deferred and included in unearned revenue and other long-term liabilities, respectively, in the Partnership’s consolidated balance sheets.

(ii)	The amount of payments related to the Subleases are updated annually to reflect any changes in the lease payments due to changes in tax law.